Financial Risk Management and Financial Instruments - Summary of PWERM Valuations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	50.00%
Market Approach Under PWERM | Bottom of Range | High Case Public Company
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		55.00%
Market Approach Under PWERM | Bottom of Range | Low Case Public Company
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		28.00%
Market Approach Under PWERM | Bottom of Range | High Case Transaction
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		0.00%
Market Approach Under PWERM | Bottom of Range | Low Case Transaction
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		0.00%
Market Approach Under PWERM | Top of Range | High Case Public Company
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		70.00%
Market Approach Under PWERM | Top of Range | Low Case Public Company
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		35.00%
Market Approach Under PWERM | Top of Range | High Case Transaction
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		3.00%
Market Approach Under PWERM | Top of Range | Low Case Transaction
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		2.00%
Income and Market Approaches Under PWERM | Bottom of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		2.00%
Income and Market Approaches Under PWERM | Top of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		5.00%